Investments - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 10, 2021
Debt and Equity Securities, FV-NI [Line Items]
Equity method investments		$ 31,565	$ 26,257
Maximum additional investments without readily determinable fair values		100
Payments to acquire other investments	$ 200
Equity investments without readily determinable fair values		152	142
Increase or decrease in equity investments without readily determinable fair values		0	0	$ 0
Gain from equity method investment		$ 3,727	3,106	3,358
CFL Ventures [Member]
Debt and Equity Securities, FV-NI [Line Items]
Equity method investment, ownership percentage		20.00%			6.20%
Distributions received from CFL Ventures		$ 1,600	1,600	0
Percentage of minority equity stake		7.20%
Percentage of additional equity stake		1.00%
Equity method investments		$ 3,500
Gain from equity method investment		$ 3,700	$ 3,100	$ 3,400